Property and equipment, net (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,265	$ 12,265
Less-accumulated depreciation	(7,605)	(5,710)
Property and equipment, net	5,660	6,555
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,271	6,182
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,431	4,513
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,563	$ 1,570